Fair Value Measurements - Summary of the Fair Value and Carrying Amounts of Long Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of The Fair Value And Carrying Amounts of Long Term Debt [Line Items]
Fair Value			$ 43,266
Gross Carrying Value			39,273
Net Carrying Value	$ 210,886	$ 138,414	$ 94,198
Fair Value, Inputs, Level 2 [Member]
Summary of The Fair Value And Carrying Amounts of Long Term Debt [Line Items]
Fair Value	160,902	138,347
Gross Carrying Value	143,344	121,493
Deferred financing expense	(2,419)
Net Carrying Value	$ 140,925	$ 121,493